Income and Expenses - Other Operating Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 815.3	€ 598.4	€ 250.5
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating income	727.4	446.3	0.0
Government grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	1.4	137.2	239.0
Gain on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating income	0.0	5.7	0.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 86.5	€ 9.2	€ 11.5